SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Basic and diluted loss per share (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Numerator for earnings per share:
Net income (loss) attributable to the Company's ordinary shareholders	$ 154,412	$ (1,326,011)
Denominator for basic and diluted earnings per share:
Weighted average ordinary shares - basic	1,057,349	475,267
Weighted average ordinary shares - diluted	1,057,349	475,267
Per share amount
Per share - basic	$ 0.15	$ (2.79)
Per share - diluted	$ 0.15	$ (2.79)